Note 4 - Acquisitions (Details Textual) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2024
Number of Businesses Acquired	2	7	3
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 37,266	$ 22,168
Customer Lists and Relationships [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		222,681
Asia Pacific [Member]
Number of Businesses Acquired			2
Americas [Member]
Number of Businesses Acquired			1
Englobe Corp. [Member]
Business Acquisition, Percentage of Voting Interests Acquired				89.00%
Business Acquisition, Number of Professionals				2,800
Business Acquisition, Number of Locations				71
Business Acquisition, Number of Provinces				9
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		216,994
All Acquisitions [Member]
Business Combination, Contingent Consideration, Liability		36,695	$ 44,712
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		249,099
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		345,340
Contingent Consideration Paid		3,468	56,530
All Acquisitions [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability		$ 44,280	$ 90,480
Real Estate Services [Member]
Number of Businesses Acquired		1
Engineering [Member]
Number of Businesses Acquired		6